Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings.
Borrowings

19.Borrowings

All borrowings are initially recorded at fair value, net of transaction costs. Borrowings are subsequently carried at amortised cost, with the difference between the proceeds, net of transaction costs, and the amount due on redemption being recognised as a charge to the income statement over the period of the relevant borrowing.

Lease liabilities

The corresponding liability to the lessor is recognised as a lease obligation within short term and long-term borrowings. The carrying amount is subsequently increased to reflect interest on the lease liability and reduced by lease payments made.

For calculating the discounted lease liability on leases, the implicit rate in the lease is used. If this is not available, the incremental borrowing rate with a lease-specific adjustment is used. Finance costs are charged to the income statement to produce a constant periodic rate of charge on the remaining balance of the obligations for each accounting period.

Variable rents are not part of the lease liability and the right of use asset. These payments are charged to the income statement as incurred. Short term and low-value leases are not capitalised, and lease rentals are also charged to the income statement as incurred.

Composition of borrowings

	2024			2023
	Current £m	Non-current £m	Total £m	Current £m	Non-current £m	Total £m
Loan and overdrafts	(43)	(290)	(333)	(60)	–	(60)
Lease liabilities	(50)	(73)	(123)	(48)	(89)	(137)
Non-voting preference shares	–	(25)	(25)	–	(25)	(25)
Bonds	(1,394)	(8,252)	(9,646)	(548)	(8,686)	(9,234)
Total	(1,487)	(8,640)	(10,127)	(656)	(8,800)	(9,456)

	Carrying value
Bonds[1]	2024 £m	2023 £m
USD 700m 3.024% Mar 2024	–	548
USD 1,750m 3.125% Mar 2025	1,394	1,336
EUR 850m 1.250% Mar 2026	694	707
USD 2,000m 3.375% Mar 2027	1,587	1,561
EUR 750m 2.875% Sep 2028	620	–
GBP 300m 2.875% Oct 2028	299	299
USD 1,000m 3.375% Mar 2029	785	775
EURO 750m 1.750% Mar 2030	620	650
USD 2,000m 3.625% Mar 2032	1,558	1,551
GBP 300m 4.625% Sep 2033	298	–
EUR 750m 2.125% Mar 2034	617	646
GBP 400m 3.375% Mar 2038	398	398
USD 1,000m 4.000% Mar 2052	776	763
Total	9,646	9,234
1 These instruments contain a variety of different features including early redemption options, call options, put options and mandatory early redemption options, which depend on different triggering events such as change in control, change in laws, regulations and tax law. These features are considered embedded derivatives. These features have not been accounted for separately from the instruments as they are considered closely related to the bonds.

Short-term borrowings

As at 31 December 2024, the Group had within short-term borrowings, USD Notes of $1,750m (£1,394m) (31 December 2023: $700m (£548m)). The average effective pre-swap and post-swap interest rate of all short-term notes in issue as at 31 December 2024 was 3.1% and 4.6% (31 December 2023: 3.0% and 3.0%). The Group repaid the $700m Fixed Rate Senior Note on its maturity on 25 March 2024.

The Group has commercial paper programmes (with maximum aggregate amounts of £2bn and $10bn) pursuant to which members of the Group may issue commercial paper from time to time. At 31 December 2024 and 2023 the Group did not have any commercial paper in issue.

As at 31 December 2024, the Group had no short-term bank loans (31 December 2023: £10m). The weighted average interest rate on short-term bank loans as at 31 December 2024 was 0% (31 December 2023: 7.8%).

Long-term borrowings

As at 31 December 2024, the Group had within long-term borrowings, Notes of £8,252m (31 December 2023: £8,686m), of which £4,267m (31 December 2023: £4,783m) fell due in more than five years. The average effective pre-swap and post-swap interest rate of all long-term notes in issue as at 31 December 2024 was 3.1% and 3.2% (31 December 2023: 3.0% and 3.6%).

Under the Euro Medium Term Note (EMTN), the Group issued two new Notes on 18 September 2024 amounting to €750m (£623m) with a coupon rate of 2.9% and £300m with a coupon rate of 4.6% maturing on 18 September 2028 and 18 September 2033 respectively.

On 26 December 2024, the Group secured a long-term bank loan of CNY2,679m (£290m) maturing on 25 December 2029. The weighted average interest rate on the long-term bank loan as at 31 December 2024 was 3.0%.

On 17 July 2022, as part of the demerger activities, the Company issued 25,000,000 non-voting preference shares of £1.00 each to Pfizer Inc. with a coupon rate of 9.5% per annum. The non-voting preference shares (NVPS) command a mandatory quarterly coupon and can only be redeemed after a period of five years. The Group has, therefore, classified the non-voting preference shares as a financial liability. Pfizer Inc. has subsequently disposed of the NVPS to an external third party.

Committed credit facilities

The Group has undrawn credit facilities of £900m and $1,300m with initial maturity dates of September 2027 and September 2025 respectively. As at 31 December 2024, no amounts were drawn under these facilities (31 December 2023: £nil).

Lease liabilities

The maturity analysis of lease liabilities recognised on the Group balance sheet is as follows:

	2024 £m	2023 £m
Due within one year	(50)	(48)
Due between one and two years	(36)	(36)
Due between two and three years	(19)	(25)
Due between three and four years	(9)	(14)
Due between four and five years	(6)	(7)
Due after five years	(3)	(7)
Total	(123)	(137)

Refer to Note 8 ‘Net finance costs’ for further details on finance expense arising on lease liabilities.

Movement in assets and liabilities arising from financing activities

	At 1 January 2024 £m	Cash flows £m	Foreign exchange £m	Fair value adjustments, interest on derivatives and reclassification £m	At 31 December 2024 £m
Reconciliation of movement in liabilities to cash flow statement
Long-term borrowings	(8,711)	(1,214)	16	1,342	(8,567)
Short-term borrowings	(558)	562	(27)	(1,371)	(1,394)
Lease liabilities	(137)	60	3	(49)	(123)
Derivative financial instruments	(102)	8	(1)	65	(30)
Total financial liabilities arising from financing activities	(9,508)	(584)	(9)	(13)	(10,114)
Cash and cash equivalents net of bank overdrafts	994	1,292	(79)	–	2,207
Total	(8,514)	708	(88)	(13)	(7,907)

	At 1 January 2023 £m	Cash flows £m	Foreign exchange £m	Fair value adjustments, interest and other movements £m	At 31 December 2023 £m
Reconciliation of movement in liabilities to cash flow statement
Long-term borrowings	(9,886)	243	412	520	(8,711)
Short-term borrowings	(320)	310	15	(563)	(558)
Lease liabilities	(161)	55	8	(39)	(137)
Derivative financial instruments	(112)	72	–	(62)	(102)
Total financial liabilities arising from financing activities	(10,479)	680	435	(144)	(9,508)
Cash and cash equivalents net of bank overdrafts	611	398	(15)	–	994
Total	(9,868)	1,078	420	(144)	(8,514)